Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Unrealized gains on available-for-sale securities, tax effect	$ 36
Minimum pension liability, tax	$ 207	$ 300